INCOME TAX - Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 4	$ 4
Deferred income tax liabilities	(151)	(157)
Net deferred income tax liabilities	(147)	(153)
Property, plant and equipment, differences in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	200	248
Benefit of tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(38)	(87)
Other temporary differences in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (15)	$ (8)